TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 471	$ 453
Prepaids and others	45	63
Inventory	22	37
Income tax receivables	5	37
Other short-term receivables	80	85
Trade receivables and other current assets, net	$ 623	$ 675
% of trade receivables that is current	95.00%	81.00%